Earnings per Share (Details Narrative) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted stock units	59,213	928,908	985,549	1,246,096